LONG TERM INVESTMENTS	3 Months Ended
Mar. 31, 2025
LONG-TERM INVESTMENTS

6. LONG-TERM INVESTMENTS

The Company classifies its long-term investments as designated at fair value through profit and loss under IFRS 9. Long-term investments are summarized as follows:

For the three months ended March 31, 2025:

	Fair Value December 31,	Net	Movements in foreign	Fair value adjustments for	Fair Value March 31,
	2024	Additions	exchange	the period	2025
Talisker Resources Common Shares	$685	$-	$-	$584	$1,269
Silver Wolf Exploration Ltd. Common Shares	359	-	-	(135)	224
Silver Wolf Exploration Ltd. Warrants	20	-	-	-	20
Endurance Gold Corp. Common Shares	146	-	-	(5)	141
Endurance Gold Corp. Warrants	37	-	-	-	37
	$1,247	$-	$-	$444	$1,691